UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03897)

Exact name of registrant as specified in charter:	Putnam Mortgage Securities Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2019

Date of reporting period:	December 31, 2018

Item 1. Schedule of Investments:

Putnam Mortgage Securities Fund
The fund's portfolio
12/31/18 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (102.3%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (51.0%)
Government National Mortgage Association Adjustable Rate Mortgages (1 Yr Monthly Treasury Average CMT Index + 1.50%), 3.75%, 7/20/26	$10,193	$10,351
Government National Mortgage Association Pass-Through Certificates
7.50%, 10/20/30	43,146	49,261
6.00%, 1/15/29	2	2
5.50%, 8/15/35	247	265
5.00%, TBA, 1/1/49	56,500,000	58,768,825
4.70%, with due dates from 5/20/67 to 8/20/67	639,640	687,591
4.667%, 9/20/65	146,545	155,255
4.627%, 6/20/67	704,161	748,171
4.507%, 3/20/67	578,891	620,137
4.50%, TBA, 1/1/49	71,000,000	73,429,535
4.50%, with due dates from 2/20/34 to 5/20/48	18,964,694	19,818,649
4.321%, 5/20/67	209,112	218,784
4.00%, TBA, 1/1/49	66,000,000	67,582,970
4.00%, with due dates from 7/20/44 to 5/20/46	40,684,055	41,826,835
3.50%, TBA, 1/1/49	71,000,000	71,482,580
3.50%, with due dates from 10/15/42 to 5/20/46	54,314,307	55,025,856
3.00%, TBA, 1/1/49	88,000,000	86,652,500
3.00%, with due dates from 3/20/43 to 10/20/44	2,279,524	2,251,123

		479,328,690
U.S. Government Agency Mortgage Obligations (51.3%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
7.50%, 10/1/29	199,452	223,552
6.00%, 9/1/21	1,213	1,246
5.50%, with due dates from 7/1/19 to 8/1/19	5,401	5,418
4.50%, with due dates from 1/1/37 to 6/1/37	154,106	161,151
Federal National Mortgage Association Pass-Through Certificates
6.00%, TBA, 1/1/49	11,400,000	12,256,781
6.00%, with due dates from 4/1/21 to 8/1/22	173,288	178,006
5.50%, TBA, 1/1/49	52,000,000	55,002,189
5.50%, with due dates from 1/1/19 to 2/1/21	28,151	28,587
5.00%, 3/1/21	2,117	2,147
4.50%, TBA, 1/1/49	35,000,000	36,230,467
4.50%, with due dates from 3/1/39 to 10/1/46	1,156,557	1,202,547
4.00%, TBA, 1/1/49	171,000,000	174,299,770
4.00%, with due dates from 5/1/19 to 9/1/46	13,124,416	13,507,171
3.50%, with due dates from 10/1/44 to 1/1/57	31,167,861	31,170,173
3.00%, TBA, 1/1/49	101,000,000	98,522,349
2.50%, TBA, 1/1/49	6,000,000	5,679,375
2.50%, 3/1/43	56,595,203	53,831,767

		482,302,696

Total U.S. government and agency mortgage obligations (cost $958,648,948)		$961,631,386

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Bonds 3.750%, 11/15/43(i)	$138,000	$156,514
U.S. Treasury Notes 3.125%, 11/15/28(i)	112,000	116,642
U.S. Treasury Notes 1.875%, 09/30/22(i)	30,000	29,495
U.S. Treasury Notes 1.125%, 01/31/19(i)	624,000	626,334

Total U.S. treasury obligations (cost $928,985)		$928,985

MORTGAGE-BACKED SECURITIES (66.7%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (41.2%)
Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 15.914%, 4/15/37	$336,794	$484,175
IFB Ser. 2976, Class LC, ((-3.667 x 1 Month US LIBOR) + 24.42%), 15.418%, 5/15/35	1,253,240	1,668,689
IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 14.795%, 11/15/35	694,731	975,611
IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%), 14.173%, 12/15/36	237,903	304,801
IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 12.495%, 3/15/35	2,887,684	3,615,958
IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 10.671%, 6/15/34	1,173,453	1,328,935
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 7.256%, 10/25/24	1,033,465	1,131,437
Ser. 4122, Class TI, IO, 4.50%, 10/15/42	5,298,025	1,118,032
Ser. 4024, Class PI, IO, 4.50%, 12/15/41	2,813,210	472,909
Ser. 4018, Class DI, IO, 4.50%, 7/15/41	3,769,725	497,043
FRB Ser. 57, Class 2A1, 4.004%, 7/25/43(WAC)	18,041	19,098
Ser. 4546, Class PI, IO, 4.00%, 12/15/45	15,076,981	3,134,263
Ser. 4601, Class IC, IO, 4.00%, 12/15/45	10,627,347	1,680,449
Ser. 4530, Class HI, IO, 4.00%, 11/15/45	8,231,211	1,625,952
Ser. 4500, Class GI, IO, 4.00%, 8/15/45	7,126,418	1,468,185
Ser. 4425, IO, 4.00%, 1/15/45	8,912,013	1,792,117
Ser. 4425, Class EI, IO, 4.00%, 1/15/45	11,153,612	2,207,188
Ser. 4452, Class QI, IO, 4.00%, 11/15/44	7,736,515	2,012,701
Ser. 4213, Class GI, IO, 4.00%, 11/15/41	15,668,846	2,022,942
Ser. 4019, Class JI, IO, 4.00%, 5/15/41	7,279,891	1,052,825
Ser. 3996, Class IK, IO, 4.00%, 3/15/39	6,443,336	388,208
Ser. 4015, Class GI, IO, 4.00%, 3/15/27	3,770,729	396,889
FRB Ser. 59, Class 2A1, 3.88%, 10/25/43(WAC)	10,397	10,560
IFB Ser. 4136, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 3.795%, 11/15/42	6,484,513	632,759
IFB Ser. 4436, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 3.695%, 2/15/45	11,540,777	1,756,668
Ser. 4621, Class QI, IO, 3.50%, 10/15/46	24,952,069	3,867,571
Ser. 4165, Class AI, IO, 3.50%, 2/15/43	5,280,132	969,591
Ser. 4136, Class IQ, IO, 3.50%, 11/15/42	9,503,943	1,199,030
Ser. 4199, Class CI, IO, 3.50%, 12/15/37	5,717,039	290,168
Ser. 304, Class C37, IO, 3.50%, 12/15/27	1,983,504	162,508
Ser. 4150, Class DI, IO, 3.00%, 1/15/43	10,030,781	1,162,944
Ser. 4141, Class PI, IO, 3.00%, 12/15/42	8,551,963	923,783
Ser. 4158, Class TI, IO, 3.00%, 12/15/42	15,667,804	1,483,584
Ser. 4165, Class TI, IO, 3.00%, 12/15/42	17,439,016	1,574,237
Ser. 4171, Class NI, IO, 3.00%, 6/15/42	11,486,421	1,082,136
Ser. 4183, Class MI, IO, 3.00%, 2/15/42	6,981,305	587,826
Ser. 4201, Class JI, IO, 3.00%, 12/15/41	9,561,372	766,331
FRB Ser. 8, Class A9, IO, 0.427%, 11/15/28(WAC)	1,094,077	15,098
FRB Ser. 59, Class 1AX, IO, 0.278%, 10/25/43(WAC)	3,240,459	31,757
Ser. 48, Class A2, IO, 0.212%, 7/25/33(WAC)	5,193,505	37,393
Ser. 315, PO, zero %, 9/15/43	16,548,308	13,260,591
Ser. 3835, Class FO, PO, zero %, 4/15/41	3,284,761	2,751,345
Ser. 3369, Class BO, PO, zero %, 9/15/37	5,128	4,246
Ser. 3391, PO, zero %, 4/15/37	61,274	51,458
Ser. 3300, PO, zero %, 2/15/37	72,705	61,043
Ser. 3314, PO, zero %, 11/15/36	7,423	7,242
Ser. 3206, Class EO, PO, zero %, 8/15/36	3,367	2,885
Ser. 3175, Class MO, PO, zero %, 6/15/36	42,468	35,401
Ser. 3210, PO, zero %, 5/15/36	9,703	8,879
Ser. 3326, Class WF, zero %, 10/15/35(WAC)	30,876	22,192
FRB Ser. 3117, Class AF, (1 Month US LIBOR + 0.00%), zero %, 2/15/36	21,060	15,983
Federal Home Loan Mortgage Corporation Structured Agency Credit risk Debt FRN Ser. 15-HQ1, Class M3, (1 Month US LIBOR + 3.80%), 6.306%, 3/25/25	900,000	948,001
Federal National Mortgage Association
IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 24.863%, 7/25/36	389,822	635,215
IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 15.377%, 3/25/36	508,779	741,307
IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 15.01%, 6/25/37	633,432	875,530
IFB Ser. 05-74, Class NK, ((-5 x 1 Month US LIBOR) + 27.50%), 14.969%, 5/25/35	801,439	993,813
IFB Ser. 05-122, Class SE, ((-3.5 x 1 Month US LIBOR) + 23.10%), 14.328%, 11/25/35	456,768	575,345
IFB Ser. 08-24, Class SP, ((-3.667 x 1 Month US LIBOR) + 23.28%), 14.094%, 2/25/38	2,257,892	2,776,274
IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 12.731%, 8/25/35	294,837	366,659
IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US LIBOR) + 20.12%), 12.353%, 12/25/35	741,084	914,942
IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 10.878%, 11/25/34	191,072	215,835
IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 7.888%, 5/25/40	1,418,419	1,591,040
Ser. 15-58, Class KI, IO, 6.00%, 3/25/37	11,831,876	2,741,244
FRB Ser. 03-W11, Class A1, 5.589%, 6/25/33(WAC)	459	479
Ser. 16-3, Class MI, IO, 5.50%, 2/25/46	9,005,831	1,890,504
Ser. 15-86, Class MI, IO, 5.50%, 11/25/45	10,611,565	2,344,095
Ser. 10-109, Class IM, IO, 5.50%, 9/25/40	22,445,411	4,298,072
Ser. 18-51, Class BI, IO, 5.50%, 7/25/38	15,653,203	2,586,953
FRB Ser. 04-W7, Class A2, 5.299%, 3/25/34(WAC)	6,760	7,455
Ser. 17-19, Class IH, IO, 5.00%, 3/25/47	12,610,476	2,549,208
Ser. 12-151, Class IM, IO, 5.00%, 4/25/42	11,419,091	2,116,041
FRB Ser. 03-W14, Class 2A, 4.497%, 1/25/43(WAC)	16,691	17,394
FRB Ser. 04-W2, Class 4A, 4.15%, 2/25/44(WAC)	10,630	10,859
IFB Ser. 11-123, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 4.094%, 10/25/41	1,676,283	263,880
FRB Ser. 03-W3, Class 1A4, 4.077%, 8/25/42(WAC)	32,329	33,405
Ser. 12-118, Class PI, IO, 4.00%, 6/25/42	6,878,322	1,239,291
Ser. 12-62, Class MI, IO, 4.00%, 3/25/41	4,695,022	555,421
Ser. 12-104, Class HI, IO, 4.00%, 9/25/27	8,482,950	837,363
IFB Ser. 18-47, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 3.744%, 7/25/48	9,931,864	1,437,637
IFB Ser. 18-36, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 3.744%, 6/25/48	31,587,244	4,667,385
IFB Ser. 16-83, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.594%, 11/25/46	34,156,113	5,008,652
IFB Ser. 16-85, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.594%, 11/25/46	50,278,201	6,611,583
IFB Ser. 16-50, Class SM, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.594%, 8/25/46	22,938,117	2,986,385
Ser. 16-70, Class QI, IO, 3.50%, 10/25/46	27,856,373	4,513,568
Ser. 15-10, Class AI, IO, 3.50%, 8/25/43	10,710,866	1,957,115
Ser. 12-124, Class JI, IO, 3.50%, 11/25/42	3,302,375	407,645
Ser. 13-22, Class PI, IO, 3.50%, 10/25/42	9,526,886	1,734,751
Ser. 12-114, Class NI, IO, 3.50%, 10/25/41	13,131,830	2,095,743
Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	7,068,440	742,059
Ser. 13-6, Class JI, IO, 3.00%, 2/25/43	13,088,288	1,255,658
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	6,823,912	690,942
Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	5,649,112	342,370
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	4,671,765	317,680
Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	10,182,932	763,720
Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	8,392,829	775,246
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	6,570,130	335,274
Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	8,935,597	482,522
Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	6,641,094	345,589
Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	8,714,228	748,535
FRB Ser. 07-95, Class A3, (1 Month US LIBOR + 0.25%), 2.565%, 8/27/36	25,120,382	24,036,842
Ser. 98-W2, Class X, IO, 0.803%, 6/25/28(WAC)	7,162,398	232,778
FRB Ser. 01-50, Class B1, IO, 0.378%, 10/25/41(WAC)	3,925,202	16,878
Ser. 01-79, Class BI, IO, 0.284%, 3/25/45(WAC)	2,131,901	18,121
Ser. 98-W5, Class X, IO, 0.048%, 7/25/28(WAC)	2,120,755	61,078
Ser. 03-34, Class P1, PO, zero %, 4/25/43	78,443	65,108
Ser. 08-53, Class DO, PO, zero %, 7/25/38	242,850	215,235
Ser. 07-64, Class LO, PO, zero %, 7/25/37	31,331	27,964
Ser. 07-44, Class CO, PO, zero %, 5/25/37	137,654	112,601
Ser. 07-14, Class KO, PO, zero %, 3/25/37	7,796	6,433
Ser. 06-125, Class OX, PO, zero %, 1/25/37	1,752	1,467
Ser. 06-84, Class OT, PO, zero %, 9/25/36	2,353	1,995
Ser. 06-46, Class OC, PO, zero %, 6/25/36	3,448	2,838
Ser. 08-36, Class OV, PO, zero %, 1/25/36	40,074	34,493
Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	7,924,693	1,773,150
Ser. 14-137, Class ID, IO, 5.50%, 9/16/44	7,885,565	1,736,537
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	321,711	44,280
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	10,642,697	2,436,646
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44	6,818,386	1,488,045
Ser. 14-76, IO, 5.00%, 5/20/44	6,312,743	1,380,668
Ser. 13-51, Class QI, IO, 5.00%, 2/20/43	8,046,804	1,476,421
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	3,566,603	786,793
Ser. 13-6, Class OI, IO, 5.00%, 1/20/43	18,020,903	4,111,649
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	3,093,241	681,407
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	14,829,708	3,268,468
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	8,796,687	2,007,756
Ser. 18-1, IO, 4.50%, 1/20/48	13,729,064	2,874,591
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	3,473,547	434,819
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	11,168,059	2,323,334
Ser. 12-129, IO, 4.50%, 11/16/42	5,703,506	1,269,030
Ser. 12-91, Class IN, IO, 4.50%, 5/20/42	3,039,143	622,064
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	10,398,754	2,139,960
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	14,635,963	3,045,598
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	4,129,049	852,236
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	2,416,791	483,358
Ser. 09-121, Class CI, IO, 4.50%, 12/16/39	9,203,490	1,975,573
IFB Ser. 11-81, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.71%), 4.25%, 11/16/36	2,958,735	117,432
IFB Ser. 13-182, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 4.23%, 12/20/43	8,518,871	1,517,381
IFB Ser. 11-156, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 4.13%, 4/20/38	10,323,285	1,858,191
Ser. 16-69, IO, 4.00%, 5/20/46	4,392,441	760,595
Ser. 16-27, Class IB, IO, 4.00%, 11/20/45	9,375,400	1,694,500
Ser. 15-94, IO, 4.00%, 7/20/45	20,081,527	4,104,664
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	7,694,941	1,570,537
Ser. 15-40, IO, 4.00%, 3/20/45	6,606,133	1,298,766
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	1,703,047	322,302
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	14,760,041	1,991,277
Ser. 13-67, Class IP, IO, 4.00%, 4/16/43	9,879,765	2,051,632
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	3,724,978	687,333
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	9,242,564	1,802,396
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	4,268,103	815,361
Ser. 14-104, IO, 4.00%, 3/20/42	10,669,480	1,681,510
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39	4,278,112	339,947
Ser. 11-71, Class IK, IO, 4.00%, 4/16/39	1,920,762	140,098
Ser. 10-114, Class MI, IO, 4.00%, 3/20/39	4,260,379	251,829
Ser. 14-182, Class BI, IO, 4.00%, 1/20/39	12,286,905	1,543,268
IFB Ser. 18-89, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 3.73%, 6/20/48	14,593,424	1,988,354
IFB Ser. 13-87, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 3.73%, 6/20/43	21,435,365	3,264,634
IFB Ser. 10-20, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 3.68%, 2/20/40	1,413,475	218,255
Ser. 16-156, Class PI, IO, 3.50%, 11/20/46	16,286,517	1,708,456
Ser. 16-111, Class IP, IO, 3.50%, 8/20/46	19,932,811	2,057,066
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	10,145,825	1,606,693
Ser. 17-176, Class BI, IO, 3.50%, 5/20/45	17,242,490	2,541,960
Ser. 15-24, Class CI, IO, 3.50%, 2/20/45	3,283,057	585,697
Ser. 17-164, Class IG, IO, 3.50%, 4/20/44	23,729,620	2,343,300
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43	11,710,397	1,827,407
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	11,278,266	1,861,940
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	5,183,597	859,959
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	4,501,289	733,935
Ser. 12-136, IO, 3.50%, 11/20/42	10,611,345	1,871,374
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	27,004,735	2,543,576
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	4,161,154	384,037
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	8,756,387	952,695
Ser. 15-99, Class TI, IO, 3.50%, 4/20/39	10,879,042	738,905
Ser. 15-24, Class AI, IO, 3.50%, 12/20/37	12,320,557	1,102,115
Ser. 15-24, Class IC, IO, 3.50%, 11/20/37	3,805,918	328,831
Ser. 12-48, Class AI, IO, 3.50%, 2/20/36	6,939,033	580,134
Ser. 17-H25, Class AI, IO, 3.145%, 12/20/67(WAC)	9,882,173	1,210,566
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.60%), 3.13%, 8/20/44	7,960,252	1,014,932
Ser. 14-160, Class IB, IO, 3.00%, 11/20/40	12,754,011	868,025
Ser. 14-141, Class CI, IO, 3.00%, 3/20/40	5,365,982	354,691
Ser. 14-174, Class AI, IO, 3.00%, 11/16/29	5,658,389	538,113
Ser. 17-H03, Class CI, IO, 2.988%, 12/20/66(WAC)	15,023,132	1,896,670
Ser. 17-H25, IO, 2.904%, 11/20/67(WAC)	15,502,670	1,867,587
Ser. 17-H25, Class CI, IO, 2.697%, 12/20/67(WAC)	24,474,928	3,793,614
Ser. 18-H02, IO, 2.603%, 1/20/68(WAC)	11,329,323	1,517,619
Ser. 16-H13, Class IK, IO, 2.603%, 6/20/66(WAC)	24,489,225	3,183,599
Ser. 15-H22, Class GI, IO, 2.574%, 9/20/65(WAC)	21,369,233	2,586,505
Ser. 16-H23, Class NI, IO, 2.464%, 10/20/66(WAC)	40,339,195	4,553,681
Ser. 18-H02, Class IM, IO, 2.443%, 2/20/68(WAC)	14,014,517	2,242,323
Ser. 16-H24, Class JI, IO, 2.401%, 11/20/66(WAC)	6,489,309	803,052
Ser. 17-H04, Class BI, IO, 2.387%, 2/20/67(WAC)	19,019,301	2,686,476
Ser. 16-H27, Class GI, IO, 2.376%, 12/20/66(WAC)	28,080,346	3,969,269
Ser. 16-H04, Class HI, IO, 2.366%, 7/20/65(WAC)	18,040,635	1,642,414
Ser. 18-H01, Class XI, IO, 2.34%, 1/20/68(WAC)	19,469,135	3,139,398
Ser. 16-H24, Class KI, IO, 2.337%, 11/20/66(WAC)	12,169,879	1,597,297
Ser. 18-H05, Class ID, IO, 2.311%, 3/20/68(WAC)	10,619,833	1,513,326
Ser. 16-H07, Class PI, IO, 2.274%, 3/20/66(WAC)	37,743,525	4,717,941
Ser. 17-H08, Class EI, IO, 2.23%, 2/20/67(WAC)	20,725,508	2,772,037
Ser. 17-H14, Class LI, IO, 2.209%, 6/20/67(WAC)	12,341,505	1,527,261
Ser. 17-H08, Class GI, IO, 2.198%, 2/20/67(WAC)	18,293,424	2,721,147
Ser. 17-H14, Class JI, IO, 2.192%, 6/20/67(WAC)	8,722,575	1,319,289
Ser. 17-H08, Class NI, IO, 2.188%, 3/20/67(WAC)	18,636,078	2,130,188
Ser. 17-H06, Class MI, IO, 2.181%, 2/20/67(WAC)	30,951,657	3,585,378
Ser. 15-H20, Class CI, IO, 2.18%, 8/20/65(WAC)	30,800,447	3,214,181
Ser. 16-H14, Class AI, IO, 2.173%, 6/20/66(WAC)	18,414,361	1,962,511
Ser. 16-H18, Class QI, IO, 2.159%, 6/20/66(WAC)	24,496,642	3,008,751
FRB Ser. 15-H16, Class XI, IO, 2.151%, 7/20/65(WAC)	14,111,081	1,400,878
Ser. 17-H20, Class AI, IO, 2.146%, 10/20/67(WAC)	35,813,439	4,851,602
Ser. 15-H25, Class BI, IO, 2.12%, 10/20/65(WAC)	16,492,638	1,485,347
Ser. 16-H24, IO, 2.091%, 9/20/66(WAC)	19,314,375	2,197,010
Ser. 16-H11, Class HI, IO, 2.088%, 1/20/66(WAC)	59,185,131	5,474,625
Ser. 18-H04, Class JI, IO, 2.073%, 3/20/68(WAC)	23,090,464	3,001,760
Ser. 16-H01, Class HI, IO, 2.069%, 10/20/65(WAC)	12,608,115	1,077,225
Ser. 16-H06, Class HI, IO, 2.064%, 2/20/66	18,992,854	1,676,803
Ser. 15-H22, Class AI, IO, 2.057%, 9/20/65(WAC)	33,669,295	3,076,197
Ser. 15-H24, Class HI, IO, 2.028%, 9/20/65(WAC)	24,368,381	1,693,334
Ser. 16-H17, Class DI, IO, 2.002%, 7/20/66(WAC)	25,878,123	2,771,625
Ser. 15-H13, Class AI, IO, 1.917%, 6/20/65(WAC)	23,846,637	2,265,430
Ser. 15-H23, Class TI, IO, 1.894%, 9/20/65(WAC)	22,012,650	2,121,748
Ser. 17-H23, Class BI, IO, 1.867%, 11/20/67(WAC)	14,566,773	1,488,724
Ser. 14-H21, Class AI, IO, 1.859%, 10/20/64(WAC)	25,049,428	2,020,036
Ser. 16-H06, Class DI, IO, 1.847%, 7/20/65	23,959,100	1,850,074
Ser. 15-H23, Class DI, IO, 1.827%, 9/20/65(WAC)	6,847,049	634,824
Ser. 17-H03, Class KI, IO, 1.795%, 1/20/67(WAC)	27,331,782	3,629,032
Ser. 17-H09, IO, 1.706%, 4/20/67(WAC)	16,901,417	1,698,863
Ser. 17-H10, Class MI, IO, 1.697%, 4/20/67(WAC)	20,446,811	1,956,151
Ser. 14-H25, Class BI, IO, 1.673%, 12/20/64(WAC)	20,650,865	1,599,017
Ser. 14-H18, Class CI, IO, 1.583%, 9/20/64(WAC)	16,217,115	1,382,168
Ser. 15-H10, Class HI, IO, 1.581%, 4/20/65(WAC)	29,118,146	2,490,765
Ser. 17-H06, Class EI, 1.565%, 2/20/67(WAC)	15,415,585	1,019,818
Ser. 15-H04, Class AI, IO, 1.551%, 12/20/64(WAC)	26,013,426	2,178,624
Ser. 17-H16, Class HI, IO, 1.538%, 8/20/67(WAC)	13,930,032	1,358,178
Ser. 16-H08, Class GI, IO, 1.411%, 4/20/66(WAC)	17,510,626	977,075
Ser. 16-H03, Class AI, IO, 1.252%, 1/20/66(WAC)	20,303,497	1,954,212
FRB Ser. 11-H07, Class FI, IO, 1.227%, 2/20/61(WAC)	71,925,964	1,790,957
Ser. 16-H04, Class KI, IO, 1.209%, 2/20/66(WAC)	22,533,306	1,689,998
Ser. 12-H11, Class FI, IO, 1.203%, 2/20/62(WAC)	39,804,107	1,406,558
Ser. 16-H10, Class AI, IO, 1.202%, 4/20/66(WAC)	32,060,988	2,306,403
Ser. 16-H06, Class AI, IO, 1.164%, 2/20/66	14,409,238	1,307,365
Ser. 11-H16, Class FI, IO, 1.03%, 7/20/61(WAC)	30,008,530	1,085,409
Ser. 10-151, Class KO, PO, zero %, 6/16/37	761,452	628,586
Ser. 06-36, Class OD, PO, zero %, 7/16/36	8,549	7,001
GSMPS Mortgage Loan Trust 144A
FRB Ser. 98-2, IO, 1.004%, 5/19/27(WAC)	207,483	—
FRB Ser. 99-2, IO, 0.84%, 9/19/27(WAC)	562,659	4,951
FRB Ser. 98-3, IO, zero %, 9/19/27(WAC)	260,642	—
FRB Ser. 98-4, IO, zero %, 12/19/26(WAC)	447,583	—

		386,710,070
Commercial mortgage-backed securities (6.1%)
COMM Mortgage Trust 144A FRB Ser. 14-CR17, Class D, 4.801%, 5/10/47(WAC)	1,974,000	1,854,086
GS Mortgage Securities Trust FRB Ser. 14-GC18, Class C, 4.996%, 1/10/47(WAC)	1,794,000	1,775,881
GS Mortgage Securities Trust 144A
Ser. 11-GC3, Class E, 5.00%, 3/10/44(WAC)	3,151,000	3,032,770
FRB Ser. 14-GC24, Class D, 4.529%, 9/10/47(WAC)	5,045,000	4,411,444
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. C14, Class D, 4.566%, 8/15/46(WAC)	5,182,000	4,648,722
Ser. 14-C23, Class E, 3.364%, 9/15/47(WAC)	1,924,000	1,410,273
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-LC11, Class D, 4.169%, 4/15/46(WAC)	2,070,000	1,729,918
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 13-C16, Class D, 5.028%, 12/15/46(WAC)	1,333,000	1,320,920
ML-CFC Commercial Mortgage Trust
Ser. 07-6, Class AM, 5.526%, 3/12/51(WAC)	1,194,191	1,194,155
FRB Ser. 06-4, Class C, 5.324%, 12/12/49(WAC)	2,953,332	2,874,714
Morgan Stanley Bank of America Merrill Lynch Trust 144A Ser. 14-C15, Class F, 4.00%, 4/15/47	1,660,000	1,317,993
Morgan Stanley Capital I Trust 144A
FRB Ser. 12-C4, Class E, 5.42%, 3/15/45(WAC)	2,436,000	2,046,459
FRB Ser. 11-C3, Class E, 5.154%, 7/15/49(WAC)	8,047,130	7,918,295
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class D, 5.544%, 5/10/45(WAC)	3,951,000	3,875,417
FRB Ser. 12-C1, Class E, 5.00%, 5/10/45(WAC)	2,266,000	1,985,304
Wachovia Bank Commercial Mortgage Trust FRB Ser. 05-C21, Class D, 5.226%, 10/15/44(WAC)	1,831,680	1,814,600
Wells Fargo Commercial Mortgage Trust 144A Ser. 10-C1, Class E, 4.00%, 11/15/43	1,201,000	1,127,681
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.672%, 11/15/44(WAC)	1,875,000	1,876,354
Ser. 11-C4, Class E, 5.231%, 6/15/44(WAC)	2,798,568	2,671,287
FRB Ser. 12-C9, Class D, 4.78%, 11/15/45(WAC)	5,183,466	4,931,518
FRB Ser. 12-C9, Class E, 4.78%, 11/15/45(WAC)	3,112,000	2,672,617
FRB Ser. 13-C11, Class E, 4.265%, 3/15/45(WAC)	1,289,000	1,143,979

		57,634,387
Residential mortgage-backed securities (non-agency) (19.4%)
Arroyo Mortgage Trust 144A Ser. 18-1, Class A3, 4.157%, 4/25/48(WAC)	2,397,266	2,373,294
Bayview Financial Mortgage Pass-Through Trust Ser. 06-C, Class 1A3, 6.028%, 11/28/36	8,140,000	7,795,068
Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class M2, (1 Month US LIBOR + 4.30%), 6.806%, 7/25/25 (Bermuda)	867,160	870,139
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class M2, (1 Month US LIBOR + 3.35%), 5.856%, 10/25/27 (Bermuda)	3,760,000	3,797,600
FRB Ser. 18-2A, Class M1C, (1 Month US LIBOR + 1.60%), 4.106%, 8/25/28 (Bermuda)	2,230,000	2,224,425
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (1 Month US LIBOR + 0.24%), 2.746%, 6/25/36	8,710,000	7,969,650
Citigroup Mortgage Loan Trust, Inc.
Ser. 05-WF2, Class AF6B, 5.55%, 8/25/35	1,610,299	1,566,750
FRB Ser. 07-AR5, Class 1A1A, 4.249%, 4/25/37(WAC)	7,027,457	7,047,907
Countrywide Asset-Backed Certificates FRB Ser. 07-10, Class 1A1, (1 Month US LIBOR + 0.18%), 2.686%, 6/25/47	7,575,124	7,234,243
Credit Suisse Mortgage Trust 144A FRB Ser. 13-11R, Class 1A2, 5.155%, 6/27/34(WAC)	3,120,000	3,182,400
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, (1 Month US LIBOR + 6.35%), 8.856%, 9/25/28	916,040	1,099,539
FRB Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 7.506%, 12/25/28	6,538,000	7,473,904
Structured Agency Credit Risk Debt FRN Ser. 17-HQA2, Class B1, (1 Month US LIBOR + 4.75%), 7.256%, 12/25/29	250,000	263,169
Structured Agency Credit Risk Debt Notes FRB Ser. 14-DN4, Class M3, (1 Month US LIBOR + 4.55%), 7.056%, 10/25/24	2,474,642	2,691,463
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M2, (1 Month US LIBOR + 3.45%), 5.956%, 10/25/29	2,375,000	2,513,393
Structured Agency Credit Risk Debt Notes FRB Ser. 18-DNA1, Class B1, (1 Month US LIBOR + 3.15%), 5.656%, 7/25/30	7,525,000	6,974,717
Structured Agency Credit Risk Debt FRN Ser. 17-HQA2, Class M2, (1 Month US LIBOR + 2.65%), 5.156%, 12/25/29	4,740,000	4,803,123
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2, (1 Month US LIBOR + 2.50%), 5.006%, 3/25/30	2,000,000	1,999,994
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 4.806%, 9/25/30	5,285,000	5,163,951
Federal Home Loan Mortgage Corporation 144A Structured Agency Credit Risk Debt FRN Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%), 6.206%, 12/25/30	6,390,000	6,093,489
Federal Home Loan Mortgage Corporation Structured Agency Credit risk debt Notes FRB Ser. 15-HQA1, Class B, (1 Month US LIBOR + 8.80%), 11.306%, 3/25/28	2,737,060	3,307,598
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 14.256%, 10/25/28	2,842,585	3,892,264
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 8.006%, 9/25/29	850,000	952,392
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 7.806%, 10/25/28	4,500,000	5,189,587
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 6.956%, 1/25/29	4,740,000	5,173,841
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (1 Month US LIBOR + 4.35%), 6.856%, 5/25/29	280,000	303,400
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 6.756%, 4/25/29	3,743,000	4,111,723
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1B1, (1 Month US LIBOR + 4.15%), 6.656%, 2/25/30	3,742,000	3,920,547
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1B1, (1 Month US LIBOR + 4.00%), 6.506%, 5/25/30	3,800,000	3,812,952
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2, (1 Month US LIBOR + 3.65%), 6.156%, 9/25/29	200,879	213,359
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 6.106%, 1/25/30	7,417,000	7,388,120
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1, (1 Month US LIBOR + 3.55%), 6.056%, 7/25/30	6,508,000	6,220,932
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 6.056%, 7/25/29	6,381,000	6,761,332
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2, (1 Month US LIBOR + 2.65%), 5.156%, 2/25/30	5,200,000	5,306,162
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2M2, (1 Month US LIBOR + 2.55%), 5.056%, 12/25/30	5,300,000	5,235,225
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2, (1 Month US LIBOR + 2.35%), 4.856%, 1/25/31	2,410,000	2,332,825
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (1 Month US LIBOR + 2.20%), 4.706%, 8/25/30	5,335,000	5,214,612
Connecticut Avenue Securities FRB Ser. 18-C03, Class 1M2, (1 Month US LIBOR + 2.15%), 4.656%, 10/25/30	6,383,000	6,224,929
GCAT, LLC 144A Ser. 18-2, Class A1, 4.09%, 6/26/23	3,533,028	3,497,697
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (1 Month US LIBOR + 0.52%), 2.99%, 5/19/35	1,405,485	886,118
JPMorgan Alternative Loan Trust FRB Ser. 06-A6, Class 1A1, (1 Month US LIBOR + 0.16%), 2.666%, 11/25/36	2,802,596	2,641,447
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE9, Class M2, (1 Month US LIBOR + 0.93%), 3.436%, 11/25/34	1,289,622	1,275,440
Oaktown Re, Ltd. 144A
FRB Ser. 17-1A, Class M2, (1 Month US LIBOR + 4.00%), 6.506%, 4/25/27 (Bermuda)	2,480,000	2,523,400
FRB Ser. 18-1A, Class M2, (1 Month US LIBOR + 2.85%), 5.356%, 7/25/28 (Bermuda)	2,980,000	2,965,100
Structured Asset Mortgage Investments II Trust FRB Ser. 06-AR7, Class A1BG, (1 Month US LIBOR + 0.12%), 2.626%, 8/25/36	610,464	555,889
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR14, Class 1A2, 4.215%, 12/25/35(WAC)	6,689,395	6,528,076
FRB Ser. 05-AR8, Class 2AC2, (1 Month US LIBOR + 0.92%), 3.426%, 7/25/45	1,124,627	1,103,851
Wells Fargo Home Equity Asset-Backed Securities Trust FRB Ser. 07-2, Class A3, (1 Month US LIBOR + 0.23%), 2.736%, 4/25/37	1,730,765	1,664,216

		182,341,252

Total mortgage-backed securities (cost $643,305,344)		$626,685,709

PURCHASED SWAP OPTIONS OUTSTANDING (3.5%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/ Maturity date	Expiration date/strike	Notional/ Contract amount	Value
Bank of America N.A.
3.312/3 month USD-LIBOR-BBA/Nov-38	Nov-28/3.312	$73,288,200	$5,057,619
(3.312)/3 month USD-LIBOR-BBA/Nov-38	Nov-28/3.312	73,288,200	3,564,738
3.295/3 month USD-LIBOR-BBA/Nov-38	Nov-28/3.295	36,644,100	2,502,426
(3.295)/3 month USD-LIBOR-BBA/Nov-38	Nov-28/3.295	36,644,100	1,801,058
Barclays Bank PLC
2.92/3 month USD-LIBOR-BBA/Jan-29	Jan-19/2.92	53,491,400	992,800
2.855/3 month USD-LIBOR-BBA/Jan-29	Jan-19/2.855	53,491,400	708,761
Citibank, N.A.
2.88/3 month USD-LIBOR-BBA/Jan-29	Jan-19/2.88	93,594,000	1,435,732
2.84/3 month USD-LIBOR-BBA/Jan-29	Jan-19/2.84	53,491,400	608,732
2.86/3 month USD-LIBOR-BBA/Jan-20	Jan-19/2.86	106,982,700	132,659
(3.23)/3 month USD-LIBOR-BBA/Jan-49	Jan-19/3.23	30,332,700	30
(3.29)/3 month USD-LIBOR-BBA/Jan-49	Jan-19/3.29	30,332,700	30
Goldman Sachs International
3.0375/3 month USD-LIBOR-BBA/Jan-29	Jan-19/3.0375	170,910,500	4,908,550
3.2775/3 month USD-LIBOR-BBA/Jan-20	Jan-19/3.2775	242,661,900	1,669,514
2.99375/3 month USD-LIBOR-BBA/Jan-20	Jan-19/2.99375	242,661,900	575,109
2.897/3 month USD-LIBOR-BBA/Mar-20	Mar-19/2.897	71,321,800	278,155
2.9215/3 month USD-LIBOR-BBA/Mar-20	Mar-19/2.9215	71,321,800	154,055
(2.897)/3 month USD-LIBOR-BBA/Mar-20	Mar-19/2.897	71,321,800	19,257
(2.9215)/3 month USD-LIBOR-BBA/Mar-20	Mar-19/2.9215	71,321,800	14,264
JPMorgan Chase Bank N.A.
3.162/3 month USD-LIBOR-BBA/Nov-33	Nov-20/3.162	35,660,900	2,175,672
2.88/3 month USD-LIBOR-BBA/Jan-29	Jan-19/2.88	93,594,000	1,483,465
3.096/3 month USD-LIBOR-BBA/Nov-29	Nov-19/3.096	28,528,700	1,197,635
(3.162)/3 month USD-LIBOR-BBA/Nov-33	Nov-20/3.162	35,660,900	945,370
(3.096)/3 month USD-LIBOR-BBA/Nov-29	Nov-19/3.096	28,528,700	309,536
(3.095)/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.095	71,321,800	95,571
(3.25)/3 month USD-LIBOR-BBA/Jan-29	Jan-19/3.25	121,330,900	121
Morgan Stanley & Co. International PLC
2.80/3 month USD-LIBOR-BBA/Jan-29	Jan-19/2.80	69,979,000	629,811
(3.0975)/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.0975	71,321,800	94,145
(3.098)/3 month USD-LIBOR-BBA/Feb-29	Feb-19/3.098	42,793,100	41,509
UBS AG
2.9125/3 month USD-LIBOR-BBA/Jan-29	Jan-19/2.9125	35,660,900	634,764
2.8525/3 month USD-LIBOR-BBA/Jan-29	Jan-19/2.8525	35,660,900	456,460

Total purchased swap options outstanding (cost $23,146,141)			$32,487,548

PURCHASED OPTIONS OUTSTANDING (0.7%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Jan-19/$98.45	$305,000,000	$305,000,000	$4,621,055
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/97.11	15,000,000	15,000,000	418,320
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/97.27	15,000,000	15,000,000	395,160
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/97.42	15,000,000	15,000,000	372,075
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/98.41	16,000,000	16,000,000	245,616
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/98.56	16,000,000	16,000,000	222,720
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/98.72	16,000,000	16,000,000	200,336
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/97.75	31,000,000	31,000,000	4,061
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/97.59	31,000,000	31,000,000	3,007
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/97.44	31,000,000	31,000,000	2,170
Federal National Mortgage Association 30 yr 4.00% TBA commitments (Put)	Jan-19/100.91	52,000,000	52,000,000	988

Total purchased options outstanding (cost $2,596,133)				$6,485,508

ASSET-BACKED SECURITIES (2.3%)(a)
	Principal amount	Value
loanDepot Station Place Agency Securitization Trust 144A FRB Ser. 17-LD1, Class A, (1 Month US LIBOR + 0.80%), 3.306%, 11/25/50	$2,576,000	$2,576,000
Mello Warehouse Securitization Trust 144A FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%), 3.131%, 11/25/51	5,470,000	5,470,000
Station Place Securitization Trust 144A
FRB Ser. 18-5, Class A, (1 Month US LIBOR + 0.70%), 3.015%, 9/24/19	4,471,000	4,471,000
FRB Ser. 18-3, Class A, (1 Month US LIBOR + 0.70%), 3.015%, 7/24/19	6,462,000	6,462,000
FRB Ser. 18-8, Class A, (1 Month US LIBOR + 0.70%), 2.982%, 2/24/20	2,389,000	2,389,000

Total asset-backed securities (cost $21,368,000)		$21,368,000

SHORT-TERM INVESTMENTS (10.6%)(a)
		Principal amount/ shares	Value
Interest in $450,000,000 joint tri-party repurchase agreement dated 12/31/18 with HSBC Bank USA, National Association due 1/2/19 - maturity value of $29,458,909 for an effective yield of 3.000% (collateralized by a U.S. Treasury note with a coupon rate of 2.875% and a due date of 11/15/21, valued at $459,076,568)		$29,454,000	$29,454,000
Putnam Government Money Market Fund 2.09%(AFF)	Shares	10,000	10,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.27%(P)	Shares	1,725,000	1,725,000
U.S. Treasury Bills 2.545%, 6/13/19(SEGSF)(SEGCCS)		$4,638,000	4,587,049
U.S. Treasury Bills 2.532%, 6/6/19(SEGSF)(SEGCCS)(SEGTBA)		5,014,000	4,961,217
U.S. Treasury Bills 2.528%, 6/20/19(SEG)(SEGSF)		2,442,000	2,414,000
U.S. Treasury Bills 2.479%, 4/11/19(SEGSF)		2,192,000	2,177,518
U.S. Treasury Bills 2.407%, 3/14/19(SEGSF)(SEGCCS)		7,262,000	7,227,859
U.S. Treasury Bills 2.398%, 2/21/19(SEGSF)(SEGCCS)		578,000	576,103
U.S. Treasury Bills 2.396%, 3/21/19(SEG)(SEGSF)(SEGCCS)(SEGTBA)		1,500,000	1,492,391
U.S. Treasury Bills 2.381%, 3/7/19(SEGSF)(SEGCCS)		3,981,000	3,964,147
U.S. Treasury Bills 2.360%, 2/14/19(SEGSF)(SEGCCS)		28,410,000	28,328,728
U.S. Treasury Bills 2.344%, 2/7/19(SEGSF)(SEGCCS)		1,348,000	1,344,814
U.S. Treasury Bills 2.294%, 1/24/19(SEGSF)(SEGCCS)		2,048,000	2,045,143
U.S. Treasury Bills 2.269%, 1/10/19(SEGSF)		9,210,000	9,205,387

Total short-term investments (cost $99,510,866)			$99,513,356
TOTAL INVESTMENTS

Total investments (cost $1,749,504,417)			$1,749,100,492

FUTURES CONTRACTS OUTSTANDING at 12/31/18 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note 2 yr (Long)	202	$42,887,125	$42,887,125	Mar-19	$215,018
U.S. Treasury Note 5 yr (Short)	321	36,814,688	36,814,688	Mar-19	(406,915)
U.S. Treasury Note Ultra 10 yr (Long)	68	8,845,313	8,845,313	Mar-19	153,785

Unrealized appreciation					368,803

Unrealized (depreciation)					(406,915)

Total					$(38,112)

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/18 (premiums $23,144,478) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/ Maturity date	Expiration date/strike	Notional/ Contract amount	Value
Bank of America N.A.
3.1775/3 month USD-LIBOR-BBA/Nov-55	Nov-25/3.1775	$17,300,800	$1,648,420
(3.1775)/3 month USD-LIBOR-BBA/Nov-55	Nov-25/3.1775	17,300,800	2,478,167
3.195/3 month USD-LIBOR-BBA/Nov-55	Nov-25/3.195	34,601,700	3,252,906
(3.195)/3 month USD-LIBOR-BBA/Nov-55	Nov-25/3.195	34,601,700	5,018,285
Barclays Bank PLC
2.813/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.813	134,438,000	33,610
(2.985)/3 month USD-LIBOR-BBA/Jan-29	Jan-19/2.985	53,491,400	1,291,282
Citibank, N.A.
3.33/3 month USD-LIBOR-BBA/Jan-49	Jan-19/3.33	30,332,700	30
3.395/3 month USD-LIBOR-BBA/Jan-49	Jan-19/3.395	30,332,700	30
3.50/3 month USD-LIBOR-BBA/Jan-49	Jan-19/3.50	30,332,700	30
3.43/3 month USD-LIBOR-BBA/Jan-49	Jan-19/3.43	30,332,700	30
3.14/3 month USD-LIBOR-BBA/Jan-29	Jan-19/3.14	53,491,400	53
3.095/3 month USD-LIBOR-BBA/Jan-29	Jan-19/3.095	46,797,000	936
2.663/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.663	134,438,000	116,961
(2.77)/3 month USD-LIBOR-BBA/Jan-20	Jan-19/2.77	106,982,700	234,292
(2.945)/3 month USD-LIBOR-BBA/Jan-29	Jan-19/2.945	46,797,000	970,570
Goldman Sachs International
3.2975/3 month USD-LIBOR-BBA/Jan-29	Jan-19/3.2975	85,455,300	85
2.909/3 month USD-LIBOR-BBA/Mar-21	Mar-19/2.909	71,321,800	30,668
(2.909)/3 month USD-LIBOR-BBA/Mar-21	Mar-19/2.909	71,321,800	427,931
(3.1325)/3 month USD-LIBOR-BBA/Jan-21	Jan-19/3.1325	242,661,900	2,237,343
(3.0975)/3 month USD-LIBOR-BBA/Jan-29	Jan-19/3.0975	85,455,300	2,908,044
JPMorgan Chase Bank N.A.
3.26/3 month USD-LIBOR-BBA/Jan-49	Jan-19/3.26	26,450,100	26
3.18/3 month USD-LIBOR-BBA/Jan-24	Jan-19/3.18	113,444,400	113
3.095/3 month USD-LIBOR-BBA/Jan-29	Jan-19/3.095	46,797,000	3,276
2.77/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.77	299,835,200	74,959
3.415/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.415	142,643,700	75,601
3.14/3 month USD-LIBOR-BBA/Mar-29	Mar-19/3.14	69,979,000	90,973
2.975/3 month USD-LIBOR-BBA/Nov-23	Nov-20/2.975	35,660,900	245,347
(2.975)/3 month USD-LIBOR-BBA/Nov-23	Nov-20/2.975	35,660,900	702,876
(2.945)/3 month USD-LIBOR-BBA/Jan-29	Jan-19/2.945	46,797,000	983,205
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229	35,660,900	1,467,446
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229	35,660,900	2,242,714
Morgan Stanley & Co. International PLC
2.94/3 month USD-LIBOR-BBA/Jan-29	Jan-19/2.94	69,979,000	8,397
3.3975/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.3975	142,643,700	78,454
UBS AG
(2.9725)/3 month USD-LIBOR-BBA/Jan-29	Jan-19/2.9725	35,660,900	820,560

Total			$27,443,620

WRITTEN OPTIONS OUTSTANDING at 12/31/18 (premiums $2,736,172) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/$97.57	$15,000,000	$15,000,000	$350,805
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/97.72	15,000,000	15,000,000	327,930
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/97.88	15,000,000	15,000,000	305,205
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/98.02	15,000,000	15,000,000	284,370
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/98.18	15,000,000	15,000,000	262,065
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/98.34	15,000,000	15,000,000	240,060
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/98.79	16,000,000	16,000,000	190,464
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/98.95	16,000,000	16,000,000	169,040
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/99.10	16,000,000	16,000,000	148,448
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/99.17	16,000,000	16,000,000	139,504
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/99.33	16,000,000	16,000,000	120,448
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Feb-19/99.48	16,000,000	16,000,000	102,656
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/97.27	31,000,000	31,000,000	1,519
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/97.11	31,000,000	31,000,000	1,085
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/96.95	31,000,000	31,000,000	744
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/96.78	31,000,000	31,000,000	496
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/96.63	31,000,000	31,000,000	341
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Jan-19/98.45	305,000,000	305,000,000	305
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Feb-19/96.47	31,000,000	31,000,000	217
Federal National Mortgage Association 30 yr 4.00% TBA commitments (Call)	Jan-19/100.91	52,000,000	52,000,000	541,164

Total				$3,186,866

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/18 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/ Maturity date	Expiration date/ strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	$37,479,500	$(1,465,448)	$35,980
(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	22,487,600	(2,412,919)	(93,998)
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	37,479,500	(1,465,448)	(352,307)
2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	22,487,600	(2,412,919)	(593,223)
Citibank, N.A.
2.8625/3 month USD-LIBOR-BBA/Mar-24 (Purchased)	Mar-19/2.8625	17,830,500	(101,634)	167,963
3.035/3 month USD-LIBOR-BBA/Mar-24 (Purchased)	Mar-19/3.035	17,830,500	(89,153)	69,182
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	4,579,000	(589,546)	39,471
(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	37,479,500	(1,465,448)	29,984
(3.035)/3 month USD-LIBOR-BBA/Mar-24 (Purchased)	Mar-19/3.035	17,830,500	(89,153)	(43,506)
(2.8625)/3 month USD-LIBOR-BBA/Mar-24 (Purchased)	Mar-19/2.8625	17,830,500	(101,634)	(77,741)
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	4,579,000	(589,546)	(136,637)
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	37,479,500	(1,465,448)	(347,435)
2.9425/3 month USD-LIBOR-BBA/Mar-29 (Written)	Mar-19/2.9425	17,830,500	183,654	122,852
(2.9425)/3 month USD-LIBOR-BBA/Mar-29 (Written)	Mar-19/2.9425	17,830,500	183,654	(233,758)
Goldman Sachs International
(2.725)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725	7,631,600	(611,673)	45,866
(3.005)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005	7,631,600	(528,870)	34,342
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	4,497,500	(567,809)	(13,403)
3.005/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005	7,631,600	(694,476)	(89,900)
2.725/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725	7,631,600	(611,673)	(94,174)
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	4,497,500	(567,809)	(94,313)
JPMorgan Chase Bank N.A.
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	4,579,000	(491,327)	41,394
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	7,631,600	(441,106)	(11,066)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	7,631,600	(793,686)	(26,482)
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	4,579,000	(707,913)	(169,194)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	22,487,600	(3,139,831)	(785,492)
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	22,487,600	(3,139,831)	(986,531)
Morgan Stanley & Co. International PLC
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	4,579,000	(701,503)	22,025
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	219,200	(25,011)	9,384
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	219,200	(25,011)	(5,649)
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	4,579,000	(492,700)	(105,407)

Unrealized appreciation				618,443

Unrealized (depreciation)				(4,260,216)

Total				$(3,641,773)

TBA SALE COMMITMENTS OUTSTANDING at 12/31/18 (proceeds receivable $15,674,531) (Unaudited)
Agency	Principal amount	Settlement date	Value
Federal Home Loan Mortgage Corporation, 3.00%, 1/1/49	$1,000,000	1/14/19	$975,156
Federal National Mortgage Association, 3.50%, 1/1/49	15,000,000	1/14/19	14,992,968

Total			$15,968,124

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/18 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$9,777,000	$973,144		$(333)	11/8/48	3 month USD-LIBOR-BBA — Quarterly	3.312% — Semiannually	$982,481
		31,413,000	1,210,846		(417)	11/20/28	3.1475% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,226,950)
		35,660,900	1,108,234		(505)	1/3/29	3.065% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,108,739)
		19,684,800	619,146	(E)	(279)	3/4/29	3 month USD-LIBOR-BBA — Quarterly	3.073% — Semiannually	618,867
		14,546,700	344,088	(E)	(306,070)	3/18/49	3 month USD-LIBOR-BBA — Quarterly	2.95% — Semiannually	38,018
		58,298,400	683,374	(E)	(462,324)	3/18/29	3 month USD-LIBOR-BBA — Quarterly	2.85% — Semiannually	221,050
		604,839,800	6,422,189	(E)	4,046,966	3/18/24	2.80% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,375,223)
		1,002,002,900	2,435,869	(E)	1,840,981	3/18/21	2.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(594,888)
		13,922,000	80,358		(185)	1/2/29	3 month USD-LIBOR-BBA — Quarterly	2.779% — Semiannually	80,173

	Total				$5,117,834				$(3,365,211)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/18 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
$266,345	$254,124	$—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	$(9,958)
131,246	125,224	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(4,907)
Barclays Bank PLC
20,157,779	20,303,111	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	160,003
3,984,213	4,012,938	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	31,625
1,889,690	1,903,314	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	15,000
1,392,369	1,396,968	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	5,905
772,634	775,187	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	3,277
43,995,983	44,222,800	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	277,103
10,925,094	10,981,417	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	68,810
4,018,259	4,020,630	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	6,979
19,178,049	19,175,233	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	18,950
312,011	311,965	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	308
3,420,980	3,447,898	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(32,236)
54,788,738	55,273,795	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(577,784)
202,396	193,724	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(7,114)
454,919	430,157	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(21,084)
158,755	151,470	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(5,936)
158,589	151,312	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(5,930)
60,362	57,592	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,257)
17,359	16,562	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(649)
17,084	16,380	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	(546)
14,877	14,083	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(653)
789,127	743,277	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	38,307
410,037	398,050	—	1/12/39	5.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	(7,478)
2,875	2,791	—	1/12/39	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	52
7,155	6,945	—	1/12/39	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	130
7,155	6,945	—	1/12/39	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	130
17,184	16,681	—	1/12/39	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	313
217,881	212,780	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(2,674)
427,461	418,355	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(4,277)
25,106	24,572	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(251)
754,403	738,333	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	7,548
Citibank, N.A.
603,949	607,063	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	3,804
65,672	66,010	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	414
6,964	6,760	—	1/12/39	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	127
Credit Suisse International
496,261	498,819	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	3,126
146,829	146,807	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	145
214,300	200,747	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(11,956)
183,919	174,903	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(7,623)
20,550	19,669	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(722)
5,620	5,379	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(198)
1,768,990	1,688,581	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(66,073)
1,434,122	1,372,775	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(49,688)
406,774	389,373	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(14,093)
272,733	257,888	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(12,641)
215,499	205,704	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(8,049)
945,487	902,103	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	35,351
789,844	743,952	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	38,341
7,155	6,945	—	1/12/39	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	130
Deutsche Bank AG
169,074	169,124	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools — Monthly	206
10,495	9,894	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(508)
17,084	16,380	—	1/12/40	(4.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	546
10,373	9,819	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(455)
Goldman Sachs International
2,534,237	2,547,302	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	15,962
192,034	193,734	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(2,025)
303,213	305,897	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(3,198)
512,058	516,591	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(5,400)
673,864	679,830	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(7,106)
808,643	815,802	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(8,528)
1,420,306	1,432,880	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(14,978)
3,780,704	3,814,176	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(39,870)
5,179,350	5,225,204	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(54,619)
1,026,398	1,008,957	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	9,984
148,211	141,861	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	5,209
1,128,898	1,067,451	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(52,322)
1,128,898	1,067,451	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(52,322)
1,039,660	983,070	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(48,186)
830,855	785,631	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(38,508)
429,228	405,864	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(19,894)
131,613	125,631	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(4,916)
103,089	97,185	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(4,993)
849,930	800,548	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	41,259
5,198	5,046	—	1/12/39	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	95
342,045	332,045	—	1/12/39	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	6,238
1,476,982	1,442,401	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(18,124)
1,053,653	1,028,984	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(12,930)
591,945	578,086	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(7,264)
32,723	31,956	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(402)
700,112	685,199	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(7,005)
671,114	656,818	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(6,715)
602,949	590,106	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(6,033)
517,718	506,690	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(5,180)
461,897	452,058	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(4,622)
341,795	334,514	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(3,420)
182,744	178,851	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(1,828)
JPMorgan Chase Bank N.A.
126,358	120,560	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(4,724)
26,473	25,258	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(990)
849,930	800,548	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	41,259
JPMorgan Securities LLC
49,404	47,287	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	1,736
183,919	174,903	—	1/12/44	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	7,623
923,946	884,423	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(32,012)
5,012,458	4,739,624	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	232,317

Upfront premium received		—	Unrealized appreciation			1,078,312

Upfront premium (paid)		—	Unrealized (depreciation)			(1,323,854)

	Total	$—			Total	$(245,542)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/18 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	$7,560,000	$84,150	$—	7/3/27	2.085% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	$84,150
	8,678,000	65,823	—	7/5/27	2.05% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	65,822
	8,678,000	7,541	—	7/5/22	(1.89%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(7,541)
	7,560,000	19,573	—	7/3/22	(1.9225%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(19,572)

Total			$—				$122,859

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/18 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	$51,820	$4,000,000	$174,400	5/11/63	200 bp — Monthly	$(121,025)
	CMBX NA A.6 Index	A/P	3,175	4,087,000	178,193	5/11/63	200 bp — Monthly	(173,429)
	CMBX NA A.6 Index	A/P	4,759	4,087,000	178,193	5/11/63	200 bp — Monthly	(171,845)
	CMBX NA A.6 Index	A/P	(1,614)	4,159,000	181,332	5/11/63	200 bp — Monthly	(181,329)
	CMBX NA A.6 Index	A/P	72,835	7,464,000	325,430	5/11/63	200 bp — Monthly	(249,692)
	CMBX NA A.6 Index	A/P	12,087	7,789,000	339,600	5/11/63	200 bp — Monthly	(324,485)
	CMBX NA A.6 Index	A/P	110,216	7,971,000	347,536	5/11/63	200 bp — Monthly	(234,219)
	CMBX NA A.7 Index	A-/P	(3,558)	2,445,000	51,590	1/17/47	200 bp — Monthly	(54,197)
	CMBX NA BB.7 Index	BB/P	34,061	265,000	48,230	1/17/47	500 bp — Monthly	(13,911)
	CMBX NA BBB-.6 Index	BBB-/P	6,397	67,000	10,807	5/11/63	300 bp — Monthly	(4,371)
	CMBX NA BBB-.6 Index	BBB-/P	9,619	83,000	13,388	5/11/63	300 bp — Monthly	(3,721)
	CMBX NA BBB-.6 Index	BBB-/P	16,207	162,000	26,131	5/11/63	300 bp — Monthly	(9,829)
	CMBX NA BBB-.6 Index	BBB-/P	22,563	222,000	35,809	5/11/63	300 bp — Monthly	(13,116)
	CMBX NA BBB-.6 Index	BBB-/P	22,409	227,000	36,615	5/11/63	300 bp — Monthly	(14,073)
	CMBX NA BBB-.6 Index	BBB-/P	56,974	498,000	80,327	5/11/63	300 bp — Monthly	(23,063)
	CMBX NA BBB-.6 Index	BBB-/P	62,813	571,000	92,102	5/11/63	300 bp — Monthly	(28,957)
	CMBX NA BBB-.6 Index	BBB-/P	92,848	705,000	113,717	5/11/63	300 bp — Monthly	(20,457)
	CMBX NA BBB-.6 Index	BBB-/P	80,045	715,000	115,330	5/11/63	300 bp — Monthly	(34,868)
	CMBX NA BBB-.6 Index	BBB-/P	80,754	732,000	118,072	5/11/63	300 bp — Monthly	(36,891)
	CMBX NA BBB-.6 Index	BBB-/P	94,274	857,000	138,234	5/11/63	300 bp — Monthly	(43,460)
	CMBX NA BBB-.6 Index	BBB-/P	115,145	997,000	160,816	5/11/63	300 bp — Monthly	(45,089)
	CMBX NA BBB-.6 Index	BBB-/P	350,631	3,547,000	572,131	5/11/63	300 bp — Monthly	(219,431)
	CMBX NA BBB-.6 Index	BBB-/P	378,348	3,664,000	591,003	5/11/63	300 bp — Monthly	(210,518)
	CMBX NA BBB-.6 Index	BBB-/P	449,628	4,179,000	674,073	5/11/63	300 bp — Monthly	(222,007)
	CMBX NA BBB-.6 Index	BBB-/P	768,209	7,166,000	1,155,876	5/11/63	300 bp — Monthly	(383,486)
	CMBX NA BBB-.6 Index	BBB-/P	760,896	7,166,000	1,155,876	5/11/63	300 bp — Monthly	(390,799)
	CMBX NA BBB-.6 Index	BBB-/P	826,051	7,362,000	1,187,491	5/11/63	300 bp — Monthly	(357,145)
	CMBX NA BBB-.6 Index	BBB-/P	778,886	7,935,000	1,279,916	5/11/63	300 bp — Monthly	(496,401)
	Credit Suisse International
	CMBX NA A.6 Index	A/P	17,933	11,578,000	504,801	5/11/63	200 bp — Monthly	(482,365)
	CMBX NA BBB-.6 Index	BBB-/P	45,192	409,000	65,972	5/11/63	300 bp — Monthly	(20,541)
	CMBX NA BBB-.6 Index	BBB-/P	47,762	473,000	76,295	5/11/63	300 bp — Monthly	(28,257)
	CMBX NA BBB-.6 Index	BBB-/P	83,186	606,000	97,748	5/11/63	300 bp — Monthly	(14,208)
	CMBX NA BBB-.6 Index	BBB-/P	64,705	665,000	107,265	5/11/63	300 bp — Monthly	(42,171)
	CMBX NA BBB-.6 Index	BBB-/P	83,820	791,000	127,588	5/11/63	300 bp — Monthly	(43,307)
	CMBX NA BBB-.6 Index	BBB-/P	143,347	1,274,000	205,496	5/11/63	300 bp — Monthly	(61,406)
	CMBX NA BBB-.6 Index	BBB-/P	140,621	1,279,000	206,303	5/11/63	300 bp — Monthly	(64,936)
	CMBX NA BBB-.6 Index	BBB-/P	127,473	1,300,000	209,690	5/11/63	300 bp — Monthly	(81,458)
	CMBX NA BBB-.6 Index	BBB-/P	130,887	1,380,000	222,594	5/11/63	300 bp — Monthly	(90,902)
	CMBX NA BBB-.6 Index	BBB-/P	231,320	2,312,000	372,926	5/11/63	300 bp — Monthly	(140,257)
	CMBX NA BBB-.6 Index	BBB-/P	284,940	2,547,000	410,831	5/11/63	300 bp — Monthly	(124,405)
	CMBX NA BBB-.6 Index	BBB-/P	805,485	6,761,000	1,090,549	5/11/63	300 bp — Monthly	(281,120)
	CMBX NA BBB-.6 Index	BBB-/P	1,668,899	15,545,000	2,507,409	5/11/63	300 bp — Monthly	(829,442)
	CMBX NA BBB-.6 Index	BBB-/P	2,437,696	22,661,000	3,655,219	5/11/63	300 bp — Monthly	(1,204,305)
	Deutsche Bank AG
	CMBX NA BBB-.6 Index	BBB-/P	935,424	8,774,000	1,415,246	5/11/63	300 bp — Monthly	(474,704)
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	17,291	2,297,000	100,149	5/11/63	200 bp — Monthly	(81,965)
	CMBX NA A.6 Index	A/P	32,739	3,652,000	159,227	5/11/63	200 bp — Monthly	(125,068)
	CMBX NA A.7 Index	A-/P	(6,606)	4,531,000	95,604	1/17/47	200 bp — Monthly	(100,448)
	CMBX NA BBB-.6 Index	BBB-/P	54,735	495,000	79,844	5/11/63	300 bp — Monthly	(24,820)
	CMBX NA BBB-.6 Index	BBB-/P	66,630	596,000	96,135	5/11/63	300 bp — Monthly	(29,158)
	CMBX NA BBB-.6 Index	BBB-/P	101,831	748,000	120,652	5/11/63	300 bp — Monthly	(18,385)
	CMBX NA BBB-.6 Index	BBB-/P	108,807	1,034,000	166,784	5/11/63	300 bp — Monthly	(57,374)
	CMBX NA BBB-.6 Index	BBB-/P	147,129	1,266,000	204,206	5/11/63	300 bp — Monthly	(56,338)
	CMBX NA BBB-.6 Index	BBB-/P	416,605	3,605,000	581,487	5/11/63	300 bp — Monthly	(162,779)
	CMBX NA BBB-.6 Index	BBB-/P	871,216	8,162,000	1,316,531	5/11/63	300 bp — Monthly	(440,553)
	JPMorgan Securities LLC
	CMBX NA A.6 Index	A/P	8,959	520,000	22,672	5/11/63	200 bp — Monthly	(13,511)
	CMBX NA A.6 Index	A/P	17,365	2,098,000	91,473	5/11/63	200 bp — Monthly	(73,291)
	CMBX NA A.6 Index	A/P	53,002	9,104,000	396,934	5/11/63	200 bp — Monthly	(340,392)
	CMBX NA BBB-.6 Index	BBB-/P	28,060	216,000	34,841	5/11/63	300 bp — Monthly	(6,655)
	CMBX NA BBB-.6 Index	BBB-/P	28,450	216,000	34,841	5/11/63	300 bp — Monthly	(6,265)
	CMBX NA BBB-.6 Index	BBB-/P	41,293	431,000	69,520	5/11/63	300 bp — Monthly	(27,976)
	CMBX NA BBB-.6 Index	BBB-/P	55,599	432,000	69,682	5/11/63	300 bp — Monthly	(13,831)
	CMBX NA BBB-.6 Index	BBB-/P	42,719	432,000	69,682	5/11/63	300 bp — Monthly	(26,711)
	CMBX NA BBB-.6 Index	BBB-/P	56,164	470,000	75,811	5/11/63	300 bp — Monthly	(19,373)
	CMBX NA BBB-.6 Index	BBB-/P	60,946	514,000	82,908	5/11/63	300 bp — Monthly	(21,663)
	CMBX NA BBB-.6 Index	BBB-/P	73,240	632,000	101,942	5/11/63	300 bp — Monthly	(28,333)
	CMBX NA BBB-.6 Index	BBB-/P	75,795	669,000	107,910	5/11/63	300 bp — Monthly	(31,724)
	CMBX NA BBB-.6 Index	BBB-/P	86,512	752,000	121,298	5/11/63	300 bp — Monthly	(34,347)
	CMBX NA BBB-.6 Index	BBB-/P	90,406	778,000	125,491	5/11/63	300 bp — Monthly	(34,632)
	CMBX NA BBB-.6 Index	BBB-/P	96,194	851,000	137,266	5/11/63	300 bp — Monthly	(40,576)
	CMBX NA BBB-.6 Index	BBB-/P	83,382	865,000	139,525	5/11/63	300 bp — Monthly	(55,638)
	CMBX NA BBB-.6 Index	BBB-/P	105,506	1,118,000	180,333	5/11/63	300 bp — Monthly	(74,175)
	CMBX NA BBB-.6 Index	BBB-/P	110,921	1,122,000	180,979	5/11/63	300 bp — Monthly	(69,403)
	CMBX NA BBB-.6 Index	BBB-/P	170,525	1,376,000	221,949	5/11/63	300 bp — Monthly	(50,621)
	CMBX NA BBB-.6 Index	BBB-/P	158,533	1,476,000	238,079	5/11/63	300 bp — Monthly	(78,685)
	CMBX NA BBB-.6 Index	BBB-/P	224,834	2,093,000	337,601	5/11/63	300 bp — Monthly	(111,546)
	CMBX NA BBB-.6 Index	BBB-/P	295,695	2,420,000	390,346	5/11/63	300 bp — Monthly	(93,239)
	CMBX NA BBB-.6 Index	BBB-/P	304,982	2,766,000	446,156	5/11/63	300 bp — Monthly	(139,560)
	CMBX NA BBB-.6 Index	BBB-/P	289,801	2,877,000	464,060	5/11/63	300 bp — Monthly	(172,581)
	CMBX NA BBB-.6 Index	BBB-/P	429,481	3,695,000	596,004	5/11/63	300 bp — Monthly	(164,367)
	CMBX NA BBB-.6 Index	BBB-/P	482,823	4,096,000	660,685	5/11/63	300 bp — Monthly	(175,472)
	CMBX NA BBB-.6 Index	BBB-/P	456,674	4,466,000	720,366	5/11/63	300 bp — Monthly	(261,087)
	Merrill Lynch International
	CMBX NA BBB-.6 Index	BBB-/P	73,777	653,000	105,329	5/11/63	300 bp — Monthly	(31,171)
	CMBX NA BBB-.6 Index	BBB-/P	88,270	667,000	107,587	5/11/63	300 bp — Monthly	(18,928)
	CMBX NA BBB-.6 Index	BBB-/P	116,837	988,000	159,364	5/11/63	300 bp — Monthly	(41,951)
	CMBX NA BBB-.6 Index	BBB-/P	146,151	1,244,000	200,657	5/11/63	300 bp — Monthly	(53,781)
	CMBX NA BBB-.6 Index	BBB-/P	1,018,408	9,090,000	1,466,217	5/11/63	300 bp — Monthly	(442,507)
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	A/P	6,470	689,000	30,040	5/11/63	200 bp — Monthly	(23,303)
	CMBX NA A.6 Index	A/P	12,740	1,140,000	49,704	5/11/63	200 bp — Monthly	(36,521)
	CMBX NA A.6 Index	A/P	31,263	2,261,000	98,580	5/11/63	200 bp — Monthly	(66,437)
	CMBX NA A.6 Index	A/P	22,920	2,801,000	122,124	5/11/63	200 bp — Monthly	(98,114)
	CMBX NA A.6 Index	A/P	33,647	3,314,000	144,490	5/11/63	200 bp — Monthly	(109,555)
	CMBX NA A.6 Index	A/P	50,952	4,523,000	197,203	5/11/63	200 bp — Monthly	(144,492)
	CMBX NA A.6 Index	A/P	62,164	5,675,000	247,430	5/11/63	200 bp — Monthly	(183,059)
	CMBX NA A.6 Index	A/P	5	7,941,000	346,228	5/11/63	200 bp — Monthly	(343,134)
	CMBX NA A.6 Index	A/P	42,911	15,787,000	688,313	5/11/63	200 bp — Monthly	(639,262)
	CMBX NA A.6 Index	A/P	50,416	18,675,000	814,230	5/11/63	200 bp — Monthly	(756,551)
	CMBX NA A.7 Index	A-/P	(292)	602,000	12,702	1/17/47	200 bp — Monthly	(12,760)
	CMBX NA A.7 Index	A-/P	(8,392)	8,672,000	182,979	1/17/47	200 bp — Monthly	(187,998)
	CMBX NA BBB-.6 Index	BBB-/P	20,420	174,000	28,066	5/11/63	300 bp — Monthly	(7,545)
	CMBX NA BBB-.6 Index	BBB-/P	23,773	183,000	29,518	5/11/63	300 bp — Monthly	(5,638)
	CMBX NA BBB-.6 Index	BBB-/P	48,923	413,000	66,617	5/11/63	300 bp — Monthly	(17,453)
	CMBX NA BBB-.6 Index	BBB-/P	57,214	486,000	78,392	5/11/63	300 bp — Monthly	(20,895)
	CMBX NA BBB-.6 Index	BBB-/P	66,076	580,000	93,554	5/11/63	300 bp — Monthly	(27,139)
	CMBX NA BBB-.6 Index	BBB-/P	57,993	607,000	97,909	5/11/63	300 bp — Monthly	(39,562)
	CMBX NA BBB-.6 Index	BBB-/P	85,801	646,000	104,200	5/11/63	300 bp — Monthly	(18,022)
	CMBX NA BBB-.6 Index	BBB-/P	75,478	667,000	107,587	5/11/63	300 bp — Monthly	(31,720)
	CMBX NA BBB-.6 Index	BBB-/P	102,952	805,000	129,847	5/11/63	300 bp — Monthly	(26,425)
	CMBX NA BBB-.6 Index	BBB-/P	96,777	844,000	136,137	5/11/63	300 bp — Monthly	(38,868)
	CMBX NA BBB-.6 Index	BBB-/P	129,490	1,057,000	170,494	5/11/63	300 bp — Monthly	(40,388)
	CMBX NA BBB-.6 Index	BBB-/P	125,364	1,284,000	207,109	5/11/63	300 bp — Monthly	(80,996)
	CMBX NA BBB-.6 Index	BBB-/P	173,889	1,620,000	261,306	5/11/63	300 bp — Monthly	(86,472)
	CMBX NA BBB-.6 Index	BBB-/P	224,456	1,753,000	282,759	5/11/63	300 bp — Monthly	(57,280)
	CMBX NA BBB-.6 Index	BBB-/P	210,077	2,246,000	362,280	5/11/63	300 bp — Monthly	(150,893)
	CMBX NA BBB-.6 Index	BBB-/P	360,808	2,400,000	387,120	5/11/63	300 bp — Monthly	(24,912)
	CMBX NA BBB-.6 Index	BBB-/P	436,717	3,115,000	502,450	5/11/63	300 bp — Monthly	(63,916)
	CMBX NA BBB-.6 Index	BBB-/P	394,590	3,660,000	590,358	5/11/63	300 bp — Monthly	(193,633)
	CMBX NA BBB-.6 Index	BBB-/P	412,380	3,859,000	622,457	5/11/63	300 bp — Monthly	(207,825)
	CMBX NA BBB-.6 Index	BBB-/P	716,649	6,771,000	1,092,162	5/11/63	300 bp — Monthly	(371,563)
	CMBX NA BBB-.6 Index	BBB-/P	837,740	7,301,000	1,177,651	5/11/63	300 bp — Monthly	(335,653)
	CMBX NA BBB-.6 Index	BBB-/P	855,706	8,129,000	1,311,208	5/11/63	300 bp — Monthly	(450,760)
	CMBX NA BBB-.6 Index	BBB-/P	868,433	8,162,000	1,316,531	5/11/63	300 bp — Monthly	(443,337)
	CMBX NA BBB-.6 Index	BBB-/P	1,127,850	10,606,000	1,710,748	5/11/63	300 bp — Monthly	(576,711)
	CMBX NA BBB-.6 Index	BBB-/P	3,918,344	32,336,000	5,215,797	5/11/63	300 bp — Monthly	(1,278,590)
	CMBX NA BBB-.6 Index	BBB-/P	5,419,593	44,725,000	7,214,143	5/11/63	300 bp — Monthly	(1,768,460)
	CMBX NA BBB-.7 Index	BBB-/P	26,065	350,000	29,785	1/17/47	300 bp — Monthly	(3,516)
	CMBX NA BBB-.7 Index	BBB-/P	55,762	913,000	77,696	1/17/47	300 bp — Monthly	(21,402)
	CMBX NA BBB-.7 Index	BBB-/P	1,055,194	15,505,000	1,319,476	1/17/47	300 bp — Monthly	(255,236)

Upfront premium received			37,996,629		Unrealized appreciation			—

Upfront premium (paid)			(20,462)		Unrealized (depreciation)			(21,162,474)

	Total		$37,976,167				Total	$(21,162,474)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2018. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/18 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(59,719)	$8,055,000	$169,961	1/17/47	(200 bp) — Monthly	$107,109
	CMBX NA BB.7 Index	(869,411)	6,823,000	1,241,786	1/17/47	(500 bp) — Monthly	365,741
	CMBX NA BB.9 Index	(40,802)	265,000	50,668	9/17/58	(500 bp) — Monthly	9,608
	Credit Suisse International
	CMBX NA BB.9 Index	(557,500)	3,894,000	744,533	9/17/58	(500 bp) — Monthly	183,247
	CMBX NA BB.9 Index	(352,331)	2,288,000	437,466	9/17/58	(500 bp) — Monthly	82,910
	CMBX NA BB.9 Index	(213,966)	1,368,000	261,562	9/17/58	(500 bp) — Monthly	46,265
	Goldman Sachs International
	CMBX NA BB.9 Index	(608,603)	3,823,000	730,958	9/17/58	(500 bp) — Monthly	118,637
	CMBX NA BB.9 Index	(442,738)	2,779,000	531,345	9/17/58	(500 bp) — Monthly	85,905
	CMBX NA BB.9 Index	(445,272)	2,779,000	531,345	9/17/58	(500 bp) — Monthly	83,371
	CMBX NA BB.9 Index	(312,340)	1,977,000	378,002	9/17/58	(500 bp) — Monthly	63,741
	CMBX NA BB.9 Index	(297,097)	1,860,000	355,632	9/17/58	(500 bp) — Monthly	56,727
	JPMorgan Securities LLC
	CMBX NA BB.7 Index	(346,240)	2,552,000	464,464	1/17/47	(500 bp) — Monthly	115,743
	CMBX NA BB.9 Index	(830,999)	5,265,000	1,006,668	9/17/58	(500 bp) — Monthly	170,551
	CMBX NA BB.9 Index	(482,919)	3,412,000	652,374	9/17/58	(500 bp) — Monthly	166,138
	CMBX NA BB.9 Index	(410,777)	2,633,000	503,430	9/17/58	(500 bp) — Monthly	90,093
	CMBX NA BB.9 Index	(319,744)	2,264,000	432,877	9/17/58	(500 bp) — Monthly	110,931
	CMBX NA BB.9 Index	(77,888)	508,000	97,130	9/17/58	(500 bp) — Monthly	18,748
	CMBX NA BBB-.7 Index	(161,215)	2,745,000	233,600	1/17/47	(300 bp) — Monthly	70,783
	CMBX NA BBB-.7 Index	(120,128)	1,791,000	152,414	1/17/47	(300 bp) — Monthly	31,241
	Merrill Lynch International
	CMBX NA BB.9 Index	(511,332)	3,492,000	667,670	9/17/58	(500 bp) — Monthly	152,943
	CMBX NA BB.9 Index	(488,862)	3,318,000	634,402	9/17/58	(500 bp) — Monthly	142,314
	CMBX NA BB.9 Index	(507,048)	3,231,000	617,767	9/17/58	(500 bp) — Monthly	107,578
	CMBX NA BB.9 Index	(486,710)	3,181,000	608,207	9/17/58	(500 bp) — Monthly	118,404
	CMBX NA BB.9 Index	(408,069)	2,609,000	498,841	9/17/58	(500 bp) — Monthly	88,235
	Morgan Stanley & Co. International PLC
	CMBX NA BB.9 Index	(595,749)	3,828,000	731,914	9/17/58	(500 bp) — Monthly	132,443
	CMBX NA BB.9 Index	(432,245)	3,182,000	608,398	9/17/58	(500 bp) — Monthly	173,060
	CMBX NA BB.9 Index	(421,822)	3,169,000	605,913	9/17/58	(500 bp) — Monthly	181,010
	CMBX NA BB.9 Index	(475,843)	3,164,000	604,957	9/17/58	(500 bp) — Monthly	126,037
	CMBX NA BB.9 Index	(408,392)	2,987,000	571,114	9/17/58	(500 bp) — Monthly	159,819
	CMBX NA BB.9 Index	(423,229)	2,805,000	536,316	9/17/58	(500 bp) — Monthly	110,360
	CMBX NA BB.9 Index	(357,855)	2,484,000	474,941	9/17/58	(500 bp) — Monthly	114,672
	CMBX NA BB.9 Index	(217,055)	1,434,000	274,181	9/17/58	(500 bp) — Monthly	55,732
	CMBX NA BB.9 Index	(217,055)	1,434,000	274,181	9/17/58	(500 bp) — Monthly	55,732
	CMBX NA BBB-.7 Index	(89,903)	1,416,000	120,502	1/17/47	(300 bp) — Monthly	29,773

	Upfront premium received	—				Unrealized appreciation	3,725,601

	Upfront premium (paid)	(12,990,858)				Unrealized (depreciation)	—

	Total	$(12,990,858)				Total	$3,725,601
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2018 through December 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $939,926,308.
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/18
Short-term investments
	Putnam Government Money Market Fund*	$10,000	$—	$—	$45	$10,000

	Total Short-term investments	$10,000	$—	$—	$45	$10,000
* Management fees incurred through investment in Putnam Government Money Market Fund have been waived by the fund. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $131,288.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $43,856,204.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $251,519.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $19,582,972.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $767,160,105 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments, including mortgage backed securities and short-term investments with remaining maturities of 60 days or less, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $30,048,092, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to hedge treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $152,701 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $42,784,942 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $43,856,204 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$18,979,000	$2,389,000
Mortgage-backed securities	—	626,685,709	—
Purchased options outstanding	—	6,485,508	—
Purchased swap options outstanding	—	32,487,548	—
U.S. government and agency mortgage obligations	—	961,631,386	—
U.S. treasury obligations	—	928,985	—
Short-term investments	1,725,000	97,788,356	—

Totals by level	$1,725,000	$1,744,986,492	$2,389,000
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(38,112)	$—	$—
Written options outstanding	—	(3,186,866)	—
Written swap options outstanding	—	(27,443,620)	—
Forward premium swap option contracts	—	(3,641,773)	—
TBA sale commitments	—	(15,968,124)	—
Interest rate swap contracts	—	(8,483,045)	—
Total return swap contracts	—	(122,683)	—
Credit default contracts	—	(42,422,182)	—

Totals by level	$(38,112)	$(101,268,293)	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$16,716,459	$59,138,641
Interest rate contracts	43,898,366	47,841,409

Total	$60,614,825	$106,980,050
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$566,300,000
Purchased swap option contracts (contract amount)	$2,825,000,000
Written TBA commitment option contracts (contract amount)	$752,300,000
Written swap option contracts (contract amount)	$2,521,600,000
Futures contracts (number of contracts)	$400
Centrally cleared interest rate swap contracts (notional)	$1,860,300,000
OTC total return swap contracts (notional)	$215,800,000
Centrally cleared total return swap contracts (notional)	$32,500,000
OTC credit default contracts (notional)	$572,900,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Mortgage Securities Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 28, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: February 28, 2019